Financial Instruments and Financial Risk Management	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Financial Instruments and Financial Risk Management

15.	Financial Instruments and Financial Risk Management

Financial Instruments

Financial instruments recorded at fair value are classified using a fair value hierarchy that reflects the significance of the inputs to fair value measurements. The three levels of hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and

Level 3 – Inputs for the asset or liability that are not based on observable market data.

Financial instruments are measured at amortized cost or at fair value. Financial instruments measured at amortized cost consist of accounts receivable, and accounts payable and accrued liabilities wherein the carrying value approximates fair value due to its short-term nature. Other financial instruments measured at amortized cost include notes payable, lease liabilities, and convertible debentures wherein the carrying value at the effective interest rate approximates fair value as the interest rate for notes payable and the interest rate used to discount the host debt contract for convertible debentures approximate a market rate for similar instruments offered to the Company.

Cash are measured at Level 1 inputs. Derivative assets and derivative liabilities are measured at fair value based on the Monte Carlo or Black-Scholes option-pricing model, which uses Level 3 inputs. Convertible debentures are measured at fair value based on the Monte Carlo and Black-Sholes simulation model, which uses Level 3 inputs.

15.	Financial Instruments and Financial Risk Management (continued)

The following table summarizes the Company’s financial instruments as of June 30, 2025:

Financial assets:	Amortized Cost	Fair Value	Total
Cash	$-	$887,891	$887,891
Accounts receivable	$2,217,770	$-	$2,217,770

Financial liabilities:
Accounts payable and other accrued liabilities	$6,937,887	$-	$6,937,887
Notes payable	$11,612,459	$-	$11,612,459
Derivative liabilities	$-	$4,902,786	$4,902,786
Lease liabilities	$2,161,797	$-	$2,161,797

The following table summarizes the Company’s financial instruments as of December 31, 2024:

Financial assets:	Amortized Cost	Fair Value	Total
Cash	$-	$2,731,979	$2,731,979
Accounts receivable	$2,394,542	$-	$2,394,542

Financial liabilities:
Accounts payable and other accrued liabilities	$6,613,793	$-	$6,613,793
Convertible debentures	$-	$9,976,000	$9,976,000
Notes payable	$10,584,037	$-	$10,584,037
Derivative liabilities	$-	$9,007,907	$9,007,907
Lease liabilities	$2,585,479	$-	$2,585,479

The carrying values of the Company’s financial instruments carried at amortized cost approximate fair values due to their short duration.

Financial Risk Management Objectives and Policies

The Company is exposed to various financial risks resulting from both its operations and its investments activities. The Company’s management, with the Board of Directors oversight, manages financial risks. Where material, these risks will be reviewed and monitored by the Board of Directors. The type of risk exposure and the way in which such exposure is managed is provided as follows:

Credit risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, and receivables. The Company’s cash is held through United States financial institutions and no losses have been incurred in relation to these items.

The Company’s receivables are comprised of trade accounts receivable, unbilled revenues, and term note receivables. As of June 30, 2025, the Company has $1,904,813, $5,223, $227,030, respectively, in trade accounts receivable outstanding 0-60 days, 61-90 days and over 90 days, respectively. The expected credit loss for overdue balances as of June 30, 2025 is estimated to be approximately $1.2 million based on subsequent collections, discussions with associated customers and analysis of the credit worthiness of the customer.

The carrying amount of cash, promissory note receivable, and trade and other receivables represent the maximum exposure to credit risk. As of June 30, 2025 and December 31, 2024, the net amount of maximum exposure risk was $3,105,660 and $5,126,521, respectively.

15.	Financial Instruments and Financial Risk Management (continued)

Market and Other Risks

Market risk is the risk of uncertainty arising primarily from possible commodity market price movements and their impact on the future economic viability of the Company’s projects and ability of the Company to raise capital. These market risks are evaluated by monitoring changes in key economic indicators and market information on an on-going basis and adjusting operating and exploration budgets accordingly. As of June 30, 2025, the market and other risks are low.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations associated with financial liabilities. The Company manages liquidity risk through the management of its capital structure. The Company’s approach to managing liquidity is to ensure that it will have sufficient liquidity to settle obligations and liabilities when due.

The Company has the following contractual obligations as of June 30, 2025:

	<1 Year	1 to 3 Years	3 to 5 Years	> 5 Years	Total
Accounts payable and other accrued liabilities	$6,937,887	$-	$-	$-	$6,937,887
Related party payables	$2,981,619	$-	$-	$-	$2,981,619
Tax payable	$14,004,665	$-	$-	$-	$14,004,665
Convertible debentures	$-	$10,369,541	$-	$-	$10,369,541
Notes Payable	$1,798,783	$9,813,676	$-	$-	$11,612,459
Derivative liabilities	$-	$4,902,786	$-	$-	$4,902,786
Lease liabilities	$309,608	$609,248	$212,291	$1,035,650	$2,161,797

The Company has the following contractual obligations as of December 31, 2024:

	<1 Year	1 to 3 Years	3 to 5 Years	> 5 Years	Total
Accounts payable and other accrued liabilities	$6,613,793	$-	$-	$-	$6,613,793
Related party payables	$1,488,866	$-	$-	$-	$1,488,866
Tax payable	$12,836,039	$-	$-	$-	$12,836,039
Convertible debentures	$-	$9,976,000	$-	$-	$9,976,000
Notes Payable	$1,337,490	$9,246,547	$-	$-	$10,584,037
Derivative liabilities	$-	$9,007,907	$-	$-	$9,007,907
Lease liabilities	$302,736	$819,457	$405,096	$1,058,190	$2,585,479

Currency risk

The Company is exposed to currency risk related to the fluctuation of foreign exchange rates and the degree of volatility of those rates. Currency risk is limited to the portion of the Company’s business transactions and balances denominated in currencies other than the United States dollar.

Assuming all other variables remain constant, a fluctuation of +/- 5.0 percent in the exchange rate between the United States dollar and the Canadian dollar would impact the carrying value of the net monetary assets by approximately +/- $390,000. To date, the Company has not entered into financial derivative contracts to manage exposure to fluctuations in foreign exchange rates.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Cash bear interest at market rates. The Company’s financial liabilities have fixed rates of interest and therefore expose the Company to a limited interest rate fair value risk.

15.	Financial Instruments and Financial Risk Management (continued)

Crypto Currency Risk

We hold Bitcoin as part of our treasury assets. The value of Bitcoin is highly volatile and can be influenced by various factors, including market demand, regulatory developments, technological changes, and broader economic conditions. A significant decline in Bitcoin’s market price could adversely affect our financial condition and results of operations. Additionally, the evolving regulatory landscape for digital assets may impose new compliance requirements or restrictions, potentially impacting our ability to hold or transact in Bitcoin. Security risks, such as cyberattacks or loss of private keys, could also result in the loss of our Bitcoin holdings. These factors collectively pose risks to our business and financial performance.

Key Management Compensation

Key management personnel are persons responsible for planning, directing and controlling activities of an entity, and include executive and non-executive persons. During the six months ended June 30, 2025 and the year ended December 31, 2024, the Company recognized approximately $912,000 and $1,301,213, respectively, in compensation and stock-based compensation, respectively, provided to key management.

Related Party Balances

As of June 30, 2025, the Company had accrued approximately $313,000 of expenses to a farming company that is owned by a member of management and shareholder with approximately $481,000, unpaid as of period end.

On November 2, 2021, the Company acquired 100% of the outstanding membership interests of Anderson Development SB, LLC (“ADSB”) from third parties and a controlling interest holding related party in exchange for approximately $1,440,000 plus up to an additional $2,400,000 of consideration (the “Contingent Consideration”) (collectively, the “Consideration”). The Consideration is payable in Common Stock. The Contingent Consideration is subject to ADSB obtaining a land use permit and a business license by February 28, 2025 that permits ADSB to conduct cannabis cultivation operations. ADSB primarily holds an option to acquire certain real property in Santa Barbara County, California. The Company determined that the acquisition of ADSB membership interest was a common control transaction and have elected to record the assets acquired and liabilities assumed at the historical book value rather than fair value with no recognition of goodwill or gain or loss.

Additionally, the Company has elected to record the equity consideration at par value and will recognize the Contingent Consideration in the consolidated financial statements only when met. During the year ended December 31, 2022, Management determined it became highly probably ADSB would acquire the permit and license within the allotted time. This was based on a large change and turnaround in the cultivation market during the year ended December 31, 2022. As such, the Company has recorded an additional contingent consideration for the Earnout that will be paid out in the form of equity and totaled $2,400,000 and was reduced to $500,000 as of December 31, 2024. See Note 13 – Contingent Consideration and Consideration Payable for further information.

During the year ended December 31, 2024, a note payable with a principal balance of $400,000 and accrued interest of $72,000 were resold to a related party. The Company also borrowed $200,000 and $39,000 from two additional related parties during the year ended December 31, 2024. During the six months ended June 30, 2024, the Company also entered into a note payable with a principal balance of $445,000 with annual interest of 10% that matures on April 6, 2026. The note is collateralized by the Company’s crypto currency. In the event the crypto currency is sold prior to the maturing of the note, the collateral will shift to the SCRSB, LLC cultivation licenses and inventory to a value of 2.5 times the principal amount of the note.

18.	Financial Instruments and Financial Risk Management

Financial Instruments

Financial instruments recorded at fair value are classified using a fair value hierarchy that reflects the significance of the inputs to fair value measurements. The three levels of hierarchy are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 – Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly; and

Level 3 – Inputs for the asset or liability that are not based on observable market data.

Financial instruments are measured at amortized cost or at fair value. Financial instruments measured at amortized cost consist of accounts receivable, and accounts payable and accrued liabilities wherein the carrying value approximates fair value due to its short-term nature. Other financial instruments measured at amortized cost include notes payable, lease liabilities, and convertible debentures wherein the carrying value at the effective interest rate approximates fair value as the interest rate for notes payable and the interest rate used to discount the host debt contract for convertible debentures approximate a market rate for similar instruments offered to the Company.

Cash are measured at Level 1 inputs. Derivative assets and derivative liabilities are measured at fair value based on the Monte Carlo or Black-Scholes option-pricing model, which uses Level 3 inputs. Convertible debentures are measured at fair value based on the Monte Carlo and Black-Sholes simulation model, which uses Level 3 inputs.

The following table summarizes the Company’s financial instruments as of December 31, 2024:

Financial assets:	Amortized Cost	Fair Value	Total
Cash	$-	$2,731,979	$2,731,979
Accounts receivable	$2,394,542	$-	$2,394,542

Financial liabilities:
Accounts payable and other accrued liabilities	$6,613,793	$-	$6,613,793
Notes payable	$10,584,037	$-	$10,584,037
Derivative liabilities	$-	$9,007,907	$9,007,907
Lease liabilities	$2,585,479	$-	$2,585,479

The following table summarizes the Company’s financial instruments as of December 31, 2023:

Financial assets:	Amortized Cost	Fair Value	Total
Cash	$-	$6,414,587	$6,414,587
Accounts receivable	$2,530,058	$-	$2,530,058

Financial liabilities:
Accounts payable and other accrued liabilities	$6,985,617	$-	$6,985,617
Convertible debentures	$-	$8,937,666	$8,937,666
Notes payable	$8,884,513	$-	$8,884,513
Derivative liabilities	$-	$1,094,316	$1,094,316
Lease liabilities	$2,558,274	$-	$2,558,274

The carrying values of the Company’s financial instruments carried at amortized cost approximate fair values due to their short duration.

Financial Risk Management Objectives and Policies

The Company is exposed to various financial risks resulting from both its operations and its investments activities. The Company’s management, with the Board of Directors oversight, manages financial risks. Where material, these risks will be reviewed and monitored by the Board of Directors. The type of risk exposure and the way in which such exposure is managed is provided as follows:

Credit risk

Credit risk is the risk of an unexpected loss if a customer or third party to a financial instrument fails to meet its contractual obligations. Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash, and receivables. The Company’s cash is held through United States financial institutions and no losses have been incurred in relation to these items.

The Company’s receivables are comprised of trade accounts receivable, unbilled revenues, and term note receivables. As of December 31, 2024, the Company has $1,954,201, $138,386, and $277,530, respectively, in trade accounts receivable outstanding 0-60 days, 61-90 days and over 90 days, respectively. The expected credit loss for overdue balances as of December 31, 2024, is estimated to be approximately $1.1 million based on subsequent collections, discussions with associated customers and analysis of the credit worthiness of the customer.

The carrying amount of cash, promissory note receivable, and trade and other receivables represent the maximum exposure to credit risk. As of December 31, 2024 and 2023, the net amount of maximum exposure risk was $5,126,521 and $8,944,645, respectively.

Market and Other Risks

Market risk is the risk of uncertainty arising primarily from possible commodity market price movements and their impact on the future economic viability of the Company’s projects and ability of the Company to raise capital. These market risks are evaluated by monitoring changes in key economic indicators and market information on an on-going basis and adjusting operating and exploration budgets accordingly. As of December 31, 2024, the market and other risks are low.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations associated with financial liabilities. The Company manages liquidity risk through the management of its capital structure. The Company’s approach to managing liquidity is to ensure that it will have sufficient liquidity to settle obligations and liabilities when due.

The Company has the following contractual obligations as of December 31, 2024:

	<1 Year	1 to 3 Years	3 to 5 Years	> 5 Years	Total
Accounts payable and other accrued liabilities	$6,613,793	$-	$-	$-	$6,613,793
Related party payables	$1,488,866	$-	$-	$-	$1,488,866
Tax payable	$12,836,039	$-	$-	$-	$12,836,039
Convertible debentures	$-	$9,976,000	$-	$-	$9,976,000
Notes payable	$1,337,490	$9,246,547	$-	$-	$10,584,037
Derivative liabilities	$-	$9,007,907	$-	$-	$9,007,907
Lease liabilities	$302,736	$819,457	$405,096	$1,058,190	$2,585,479

The Company has the following contractual obligations as of December 31, 2023:

	<1 Year	1 to 3 Years	3 to 5 Years	> 5 Years	Total
Accounts payable and other accrued liabilities	$6,985,617	$-	$-	$-	$6,985,617
Related party payables	$71,458	$-	$-	$-	$71,458
Tax payable	$9,414,086	$-	$-	$-	$9,414,086
Convertible debentures	$8,937,666	$-	$-	$-	$8,937,666
Notes payable	$821,623	$8,062,890	$-	$-	$8,884,513
Derivative liabilities	$-	$1,094,316	$-	$-	$1,094,316
Lease liabilities	$208,624	$1,648,732	$700,918	$-	$2,558,274

Currency risk

The Company is exposed to currency risk related to the fluctuation of foreign exchange rates and the degree of volatility of those rates. Currency risk is limited to the portion of the Company’s business transactions and balances denominated in currencies other than the United States dollar.

Assuming all other variables remain constant, a fluctuation of +/- 5.0 percent in the exchange rate between the United States dollar and the Canadian dollar would impact the carrying value of the net monetary assets by approximately +/- $390,000. To date, the Company has not entered into financial derivative contracts to manage exposure to fluctuations in foreign exchange rates.

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. Cash bear interest at market rates. The Company’s financial liabilities have fixed rates of interest and therefore expose the Company to a limited interest rate fair value risk.

Crypto Currency Risk

We hold Bitcoin as part of our treasury assets. The value of Bitcoin is highly volatile and can be influenced by various factors, including market demand, regulatory developments, technological changes, and broader economic conditions. A significant decline in Bitcoin’s market price could adversely affect our financial condition and results of operations. Additionally, the evolving regulatory landscape for digital assets may impose new compliance requirements or restrictions, potentially impacting our ability to hold or transact in Bitcoin. Security risks, such as cyberattacks or loss of private keys, could also result in the loss of our Bitcoin holdings. These factors collectively pose risks to our business and financial performance.